Fees Summary	May 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 650,000,000
Previously Paid Amount	0
Total Fee Amount	89,765
Total Offset Amount	0
Net Fee	$ 89,765
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A